Net Loss Per Share - Schedule of Stock Excluded Due to Anti-Dilutive Effects (Details) - shares shares in Thousands	1 Months Ended	3 Months Ended
	Dec. 31, 2021	Mar. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock outstanding excluded from diluted net loss per unit due to anti-dilutive effect (in shares)	236,408	241,158
OpCo units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock outstanding excluded from diluted net loss per unit due to anti-dilutive effect (in shares)	212,752	213,599
Employee equity units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock outstanding excluded from diluted net loss per unit due to anti-dilutive effect (in shares)	4,954	4,107
Stock appreciation rights
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock outstanding excluded from diluted net loss per unit due to anti-dilutive effect (in shares)	5,014	4,892
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock outstanding excluded from diluted net loss per unit due to anti-dilutive effect (in shares)	5,461	5,416
Class G Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock outstanding excluded from diluted net loss per unit due to anti-dilutive effect (in shares)	8,227	8,227